Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 30,300,360	$ 20,322,498	$ 26,909,025
Cost of sales	(26,307,998)	(15,299,849)	(20,290,231)
Gross profit	3,992,362	5,022,649	6,618,794
Operating expenses:
General and administrative	(2,308,149)	(2,017,868)	(929,500)
Selling and marketing	(946,269)	(962,479)	(720,120)
Research and development	(1,670,669)	(1,176,943)	(932,268)
Bad debt expense	(224,534)	(36,972)
Inventory allowance (provision) / reversal	(295,907)	(81,622)	31,668
Impairment provision of advance to suppliers	(111,882)
Total operating expenses	(5,557,410)	(4,275,884)	(2,550,220)
Operating (loss) income	(1,565,048)	746,766	4,068,574
Other income (expenses):
Interest expenses, net	(139,441)	(402,671)	(473,088)
Rental income, net	154,471	195,347	98,716
Other income, net	367,704	872,519	219,530
Total other income (expenses), net	382,733	665,195	(154,842)
(Loss) income before income taxes	(1,182,315)	1,411,960	3,913,732
Income tax provision	66,338	(193,246)	(437,771)
Net (loss) income	(1,115,977)	1,218,714	3,475,961
Other comprehensive income:
Foreign currency translation adjustment	(500,376)	(360,677)	(611,144)
Total comprehensive income	$ (1,616,353)	$ 858,037	$ 2,864,817
Earnings per share attributable to common shareholders:
Shares (in Shares)	50,588,235	12,000,000	12,000,000
(Loss) earnings per share (in Dollars per share)	$ (0.04)	$ 0.1	$ 0.38
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	24,965,606	12,000,000	9,147,945
Weighted average number of shares outstanding, Diluted (in Shares)	24,965,606	12,000,000	9,147,945